COMMITMENTS AND CONTINGENCIES - Narrative (Q1) (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease cost	$ 0.4	$ 0.6	$ 2.0	$ 2.2
Lessee, Lease, Description [Line Items]
Lease reserve	$ 3.0		$ 4.2
Unit redemption rights ratio	1		1
Accounts Payable and Accrued Liabilities
Lessee, Lease, Description [Line Items]
Lease reserve	$ 1.3		$ 1.7
Other Noncurrent Liabilities
Lessee, Lease, Description [Line Items]
Lease reserve	$ 1.7		$ 1.9